Long-Term Debt (Schedule Of Long-Term Debt) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total long-term debt	$ 9,469
Unamortized discount and debt issuance costs	(65)	$ (56)	$ (41)
Less amount due currently	(148)	(608)	(600)
Long-term debt, less amounts due currently	9,256	8,017	5,835
Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 9,019	8,221	6,126
Unsecured Debt [Member]
Debt Instrument [Line Items]
Total long-term debt		$ 8,681	$ 6,476
2.15% Fixed Senior Notes Due June 1, 2019 [Member]
Debt Instrument [Line Items]
Interest percentage	2.15%	2.15%	2.15%
Due date	Jun. 01, 2019
2.15% Fixed Senior Notes Due June 1, 2019 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt			$ 250
5.75% Fixed Senior Notes Due September 30, 2020 [Member]
Debt Instrument [Line Items]
Interest percentage	5.75%	5.75%	5.75%
Due date	Sep. 30, 2020
5.75% Fixed Senior Notes Due September 30, 2020 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 126	$ 126	$ 126
8.50% Senior Notes, Series C, due December 30, 2020 [Member]
Debt Instrument [Line Items]
Interest percentage	8.50%	8.50%	8.50%
Due date	Dec. 30, 2020
8.50% Senior Notes, Series C, due December 30, 2020 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 13	$ 14
4.10% Fixed Senior Notes Due June 1, 2022 [Member]
Debt Instrument [Line Items]
Interest percentage	4.10%	4.10%	4.10%
Due date	Jun. 01, 2022
4.10% Fixed Senior Notes Due June 1, 2022 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 400	$ 400	$ 400
7.00% Fixed Debentures Due September 1, 2022 [Member]
Debt Instrument [Line Items]
Interest percentage	7.00%
Due date	Sep. 01, 2022
7.00% Fixed Debentures Due September 1, 2022 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 482	482	482
2.75% Senior Notes due June 1, 2024 [Member]
Debt Instrument [Line Items]
Interest percentage	2.75%
Due date	Jun. 01, 2024
2.75% Senior Notes due June 1, 2024 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 500	500
2.95% Fixed Senior Notes Due April 1, 2025 [Member]
Debt Instrument [Line Items]
Interest percentage	2.95%
Due date	Apr. 01, 2025
2.95% Fixed Senior Notes Due April 1, 2025 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 350	$ 350	$ 350
3.86% Senior Notes, Series A, due December 3, 2025 [Member]
Debt Instrument [Line Items]
Interest percentage	3.86%	3.86%	3.86%
Due date	Dec. 03, 2025
3.86% Senior Notes, Series A, due December 3, 2025 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 174	$ 174
3.86% Senior Notes, Series B, due January 14, 2026 [Member]
Debt Instrument [Line Items]
Interest percentage	3.86%	3.86%	3.86%
Due date	Jan. 14, 2026
3.86% Senior Notes, Series B, due January 14, 2026 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 38	$ 38
3.70% Fixed Senior Notes Due November 15, 2028 [Member]
Debt Instrument [Line Items]
Interest percentage	3.70%	3.70%	3.70%
Due date	Nov. 15, 2028
3.70% Fixed Senior Notes Due November 15, 2028 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 650	$ 650	$ 350
5.75% Fixed Senior Notes Due March 15, 2029 [Member]
Debt Instrument [Line Items]
Interest percentage	5.75%	5.75%	5.75%
Due date	Mar. 15, 2029
5.75% Fixed Senior Notes Due March 15, 2029 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 318	$ 318	$ 318
7.25% Senior Notes, Series B, due December 30, 2029 [Member]
Debt Instrument [Line Items]
Interest percentage	7.25%	7.25%	7.25%
Due date	Dec. 30, 2029
7.25% Senior Notes, Series B, due December 30, 2029 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 36	$ 36
2.75% Senior Notes due May 15, 2030 [Member]
Debt Instrument [Line Items]
Interest percentage	2.75%
Due date	May 15, 2030
2.75% Senior Notes due May 15, 2030 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 400
6.47% Senior Notes, Series A, due September 30, 2030 [Member]
Debt Instrument [Line Items]
Interest percentage	6.47%	6.47%	6.47%
Due date	Sep. 30, 2030
6.47% Senior Notes, Series A, due September 30, 2030 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 82	$ 83
7.00% Fixed Senior Notes Due May 1, 2032 [Member]
Debt Instrument [Line Items]
Interest percentage	7.00%	7.00%	7.00%
Due date	May 01, 2032
7.00% Fixed Senior Notes Due May 1, 2032 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 500	$ 500	$ 500
7.25% Fixed Senior Notes Due January 15, 2033 [Member]
Debt Instrument [Line Items]
Interest percentage	7.25%	7.25%	7.25%
Due date	Jan. 15, 2033
7.25% Fixed Senior Notes Due January 15, 2033 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 350	$ 350	$ 350
7.50% Fixed Senior Notes Due September 1, 2038 [Member]
Debt Instrument [Line Items]
Interest percentage	7.50%	7.50%	7.50%
Due date	Sep. 01, 2038
7.50% Fixed Senior Notes Due September 1, 2038 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 300	$ 300	$ 300
5.25% Fixed Senior Notes Due September 30, 2040 [Member]
Debt Instrument [Line Items]
Interest percentage	5.25%	5.25%	5.25%
Due date	Sep. 30, 2040
5.25% Fixed Senior Notes Due September 30, 2040 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 475	$ 475	$ 475
4.55% Fixed Senior Notes Due December 1, 2041 [Member]
Debt Instrument [Line Items]
Interest percentage	4.55%	4.55%	4.55%
Due date	Dec. 01, 2041
4.55% Fixed Senior Notes Due December 1, 2041 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 400	$ 400	$ 400
5.30% Fixed Senior Notes Due June 1, 2042 [Member]
Debt Instrument [Line Items]
Interest percentage	5.30%	5.30%	5.30%
Due date	Jun. 01, 2042
5.30% Fixed Senior Notes Due June 1, 2042 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 500	$ 500	$ 500
3.75% Fixed Senior Notes Due April 1, 2045 [Member]
Debt Instrument [Line Items]
Interest percentage	3.75%	3.75%	3.75%
Due date	Apr. 01, 2045
3.75% Fixed Senior Notes Due April 1, 2045 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 550	$ 550	$ 550
3.80% Fixed Senior Notes Due September 30, 2047 [Member]
Debt Instrument [Line Items]
Interest percentage	3.80%	3.80%	3.80%
Due date	Sep. 30, 2047
3.80% Fixed Senior Notes Due September 30, 2047 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 325	$ 325	$ 325
4.10% Fixed Senior Notes Due November 15, 2048 [Member]
Debt Instrument [Line Items]
Interest percentage	4.10%	4.10%	4.10%
Due date	Nov. 15, 2048
4.10% Fixed Senior Notes Due November 15, 2048 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 450	$ 450	$ 450
3.80% Senior Notes, Due June 1, 2049 [Member]
Debt Instrument [Line Items]
Interest percentage	3.80%	3.80%	3.80%
Due date	Jun. 01, 2049
3.80% Senior Notes, Due June 1, 2049 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 500	$ 500
3.10% Senior Notes, Due September 15, 2049 [Member]
Debt Instrument [Line Items]
Interest percentage	3.10%	3.10%	3.10%
Due date	Sep. 15, 2049
3.10% Senior Notes, Due September 15, 2049 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 700	$ 700
3.70% Senior Notes Due May 15, 2050 [Member]
Debt Instrument [Line Items]
Interest percentage	3.70%
Due date	May 15, 2050
3.70% Senior Notes Due May 15, 2050 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 400
Term Loan Credit Agreement Maturing December 9, 2019 [Member]
Debt Instrument [Line Items]
Due date	Dec. 09, 2019
Term Loan Credit Agreement Maturing December 9, 2019 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Term loan			$ 350
Term Loan Credit Agreement Maturing October 6, 2020 [Member]
Debt Instrument [Line Items]
Due date	Oct. 06, 2020
Term Loan Credit Agreement Maturing October 6, 2020 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Term loan		$ 460
Term Loan Credit Agreement Maturing June 1, 2021 [Member]
Debt Instrument [Line Items]
Due date	Jun. 01, 2021
Term Loan Credit Agreement Maturing June 1, 2021 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Term loan	$ 450